Commitments and Contingencies - Summary of Minimum Commitments under Operating Lease Agreements (Detail) $ in Millions	Jan. 31, 2019 CAD ($)
Disclosure of operating lease by lessee [line items]
Total amount	$ 249.5
Less than 1 year [member]
Disclosure of operating lease by lessee [line items]
Total amount	34.9
1-3 years [member]
Disclosure of operating lease by lessee [line items]
Total amount	61.5
4-5 years [member]
Disclosure of operating lease by lessee [line items]
Total amount	49.0
More than 5 years [member]
Disclosure of operating lease by lessee [line items]
Total amount	$ 104.1